As filed with the U.S. Securities and Exchange Commission on April 17, 2013

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 68	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 70	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐      On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 68 relates to the AdvisorShares Gartman Gold/Yen ETF, AdvisorShares Gartman Gold/British Pound ETF, AdvisorShares Gartman Gold/Euro ETF, and AdvisorShares International Gold ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 68 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 17th day of April, 2013.

AdvisorShares Trust

/s/Noah Hamman
Noah Hamman
Chairman of the Board of Trustees,
Chief Executive Officer, Principal
Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 68 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/Noah Hamman	Chairman of the Board of Trustees,	April 17, 2013
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	April 17, 2013
Elizabeth Piper/Bach

*	Trustee	April 17, 2013
William G. McVay

*	Secretary, Chief Compliance	April 17, 2013
Dan Ahrens	Officer and Treasurer

/s/Noah Hamman

* Noah Hamman, Power of Attorney

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase